Leases - Summary of Carrying Amounts of The Right-of-use Assets and Movements (Details) $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Right-of-Use Assets [Roll Forward]
Beginning balance	$ 55,590
Additions	25,918
Exchange realignment	(1,017)
Depreciation of right-of-use assets	(5,680)
Ending balance	$ 74,811